Financial Instruments Per Category - Summary of Convertible Notes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Convertible notes, Beginning Balance	$ 323,528
Issues of Convertible Notes		$ 324,950
Fair value changes (including interest expenses) recognized in the consolidated statement of operations	867	(74,078)
Change in fair value recognized in consolidated statement of other comprehensive loss	0	72,656
Convertible notes, Ending Balance	$ 324,395	$ 323,528